Long-Term Debt and Notes Payable - Schedule of Debt Instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debt Instruments [Abstract]
Senior Secured Term Loan			$ 23,696,417
Seller Promissory Note			15,000,000
Merchant Cash Advances		2,023,177	948,982
Convertible Notes Payable		1,065,000
Convertible Notes Payable, related parties		1,250,000
Convertible Notes Payable at fair value			891,364
Private loans		200,000	3,556,750
Total		4,538,177	44,093,513
Less: unamortized financing cost		(659,354)	(834,854)
Less: current portion including amortization		(1,617,337)	(9,080,910)
Long-term debt, net of current portion	$ 6,300,448	$ 2,261,486	$ 34,177,749